Summary of Significant Accounting Policies (Guarantee) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Borrowings [Line Items]
Short-term borrowings and long-term borrowings	$ 198,276	$ 261,424
Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings and long-term borrowings	$ 85,829